Current and deferred income tax	12 Months Ended
Dec. 31, 2022
Current and deferred income tax
Current and deferred income tax

10.        Current and deferred income tax

a)          Reconciliation of income tax in the statement of profit or loss

Income tax differ from the theoretical amount that would have been obtained by using the nominal income tax rates applicable to the income of the Company entities, as follows:

	2022	2021	2020
Earnings before taxes	(1,119)	49,406	33,083
Statutory combined income tax rate - %	34%	34%	34%
Income tax at statutory rates	380	(16,798)	(11,248)

Income exempt from taxation - ProUni benefit (i)	95,871	20,211	25,307
Unrecognized deferred tax asset on tax losses	—	(919)	(2,192)
Previously unrecognized tax losses used to reduce deferred tax	—	30	10,632
Previously unrecognized temporary differences (iii)	—	—	12,219
Difference on tax rates from offshore companies (ii)	17	20,809	(12,069)
Non-deductible expenses	(7,079)	(2,863)	(6,148)
Other	3,012	772	2,530
Total income tax and social contribution	92,201	21,242	19,031
Effective tax rate - %	(8240)%	43%	(58)%

Current income tax expense	(18,023)	(11,333)	(19,556)
Deferred income tax income	110,224	32,575	38,587
(i)	Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to all Company's subsidiaries, operating entities in Brazil.
(ii)	The University for All Program — ProUni, establishes, through Law 11,096, dated January 13, 2005, exemption from certain federal taxes for higher education institutions that provide full and partial scholarships to low-income students enrolled in traditional undergraduate and technological undergraduate programs. The Company’s higher education companies are included in this program.
(iii)	The Company had unused tax loss carryforwards and temporary differences previously unrecognized. Given the continuous growth in Continuing Education activities for the years 2020 and 2019 and recent changes to the structure of its operations, the Company reviewed previously unrecognized tax losses and temporary differences, determining that it is now probable that taxable profits will be available, the tax losses can be utilized and temporary differences can be realized, and the Brazilian legislation does not establish a statute of limitations for tax losses, therefore, they can be used at any time.

b)          Deferred income tax

	Balance sheet		Profit or loss
	2022	2021	2022	2021
Tax loss carryforward	93,242	14,410	78,832	6,986
Intangible assets on business combinations	—	(18,355)	27,983	1,649
Allowance for expected credit losses	59,739	47,128	12,612	(1,630)
Labor provisions	2,303	23,562	(21,259)	20,855
Lease contracts	7,147	8,394	(1,247)	1,306
Provision for revenue cancellation	990	1,426	(436)	360
Provision for contingencies	923	2,124	(1,201)	141
Other provisions	38,699	4,661	14,940	2,908
Total	203,043	83,350	110,224	32,575

Deferred tax assets	203,043	83,350

The above deferred taxes were recorded at the nominal rate of 34%. Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however tax loss carryforwards can only be used to offset up to 30% of taxable profit for the year.